RIGHT-OF-USE ASSETS AND LEASE LIABILITIES - RECOGNISED IN CONSOLIDATED COMPREHENSIVE INCOME (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of amounts recognized in comprehensive income related to lease contracts [line items]
Depreciation expense of right-of-use assets	¥ 68,410,000	¥ 65,511,000	¥ 65,324,000
Interest expense on lease liabilities	67,648,000	57,629,000	¥ 57,670,000
Expense relating to short-term leases	1,688,137,000	846,606,000
Total expense relating to lease contracts	1,824,196,000	969,746,000
Cash outflow for leases	¥ 1,749,164,000	¥ 907,355,000
Minimum [member]
Disclosure of amounts recognized in comprehensive income related to lease contracts [line items]
Lease period of right-of-use assets	3 years
Maximum [member]
Disclosure of amounts recognized in comprehensive income related to lease contracts [line items]
Lease period of right-of-use assets	85 years